CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	15,732,795	11,666,667
Common stock, shares outstanding	15,732,795	11,666,667